Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Computer equipment USD ($)	Dec. 31, 2014 Computer equipment CNY	Dec. 31, 2013 Computer equipment CNY	Dec. 31, 2014 Office building USD ($)	Dec. 31, 2014 Office building CNY	Dec. 31, 2013 Office building CNY	Dec. 31, 2014 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2014 Office building related facility, machinery and equipment CNY	Dec. 31, 2013 Office building related facility, machinery and equipment CNY	Dec. 31, 2014 Vehicles USD ($)	Dec. 31, 2014 Vehicles CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2014 Office equipment USD ($)	Dec. 31, 2014 Office equipment CNY	Dec. 31, 2013 Office equipment CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Construction in Progress USD ($)	Dec. 31, 2014 Construction in Progress CNY	Dec. 31, 2013 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,350,619	14,584,658	9,322,110	$ 1,573,719	9,764,297	6,562,127	$ 286,344	1,776,651	911,482	$ 93,024	577,178	158,174	$ 4,732	29,363	14,996	$ 55,193	342,452	242,065	$ 50,136	311,076	234,180	$ 287,471	1,783,641	1,199,086
Accumulated depreciation	(947,569)	(5,879,294)	(3,951,842)
Fixed assets, net	$ 1,403,050	8,705,364	5,370,268